Leases	3 Months Ended
Apr. 30, 2019
Leases [Abstract]
Leases
Leases

The Group has two operating leases relating to its UK leased properties in Oxford and Cambridge that are within the scope of IFRS 16. A summary of these leases is as follows:

•
In February 2017, the Group entered into a 10-year lease agreement for its office premises in Oxford, UK. The lease contains a break clause with the option to terminate the lease on the fifth anniversary of the agreement.

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In December 2017, the Group entered into a 4-year lease agreement for its office and lab premises in Cambridge, UK. The lease contains a break clause with the option to terminate the lease on the second anniversary of the agreement.

The adoption of IFRS 16 resulted in the recognition of lease liabilities and right-of-use assets. The carrying value of the right-of-use assets included within property, plant and equipment as at April 30, 2019 is £1.0 million (January 31, 2019: £1.0 million; January 31, 2018: £1.4 million). The following table summarizes the future minimum lease payments under the Group's operating lease liabilities:

	April 30, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000s	£000s	£000s
Fiscal year ended January 31,
2019	N/A	N/A	323
2020 (remaining 9 months as at April 30, 2019)	269	358	358
2021	358	358	358
2022	294	294	294
2023	55	55	55
Total minimum lease payments	976	1,065	1,388
Less: imputed interest	(51)	(60)	(102)
Total lease liabilities	925	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	567	647	962
	925	1,005	1,286

9. Leases (continued)
The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s operating leases for the three months ended April 30, 2019:

	Three months ended April 30, 2019		Three months ended April 30, 2018
Operating leases	£000s		£000s
Lease cost
Depreciation	87		87
Interest expense	9		12
Total lease cost	96		99

Other information
Operating lease payments	89		84
Weighted average remaining lease term	2.7	years	3.0	years
Weighted average discount rate	3.7%		3.7%

For details of the Group's transition to IFRS 16 see Note 1 'Basis of Accounting - Adoption of IFRS 16 ‘Leases.’’